FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
Class A Shares
Class B Shares
Class C Shares
(A portfolio of Federated Income Securities Trust)
_______________________________________________________________________________
Supplement to the Prospectus dated May 31, 2003



I. Under the section entitled "Who Manages the Fund?" please delete the biography of Robert E. Cauley in its entirety.












Federated Securities Corp., Distributor

Cusip 31420C704

Cusip 31420C803

Cusip 31420C886

29650 (12/03)

                                               December 22, 2003